Digital Assets, Digital Assets Loaned, and Digital Assets Staked	12 Months Ended
Dec. 31, 2025
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Abstract]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked
6.	Digital Assets, Digital Assets Loaned, and Digital Assets Staked

As at December 31, 2025, the Company’s digital assets consisted of the below digital currencies, with a fair value of $515,586,931 (December 31, 2024 - $ 555,838,900). Digital currencies are recorded at their fair value on the date they are acquired and are revalued to their current market value at each reporting date. Fair value is determined by taking the mid-point price at 17:30 CET from Kraken, Bitfinex, Binance, Coinbase, Bitstamp, Bybit OKX, Vinter, Compass and Gate.IO and other exchanges consistent with the final terms for each ETP. Fair value for Mobilecoin, Shyft, Blocto, Maps, Oxygen, Boba Network, Saffron.finance, Clover, Sovryn, Wilder World, Pyth and Volmex is determined by taking the last closing price for the day (UTC time) from www.coinmarketcap.com.

The Company’s holdings of digital assets consist of the following:

	December 31, 2025		December 31, 2024
	Quantity	$	Quantity	$
Binance Coin (BNB)	1,763.4867	1,520,530	2,558.9747	1,818,875
Bitcoin (BTC)	2,596.9563	223,491,846	2,705.7708	228,997,191
Ethereum (ETH)	21,329.9035	63,656,646	20,676.9254	70,398,197
Cardano (ADA)	69,150,950.0310	23,565,970	69,671,396.7593	60,542,418
Polkadot (DOT)	3,340,140.2001	6,035,593	2,766,149.1833	18,869,900
Solana (SOL)	169,185.2128	21,097,592	43,414.4191	8,654,328
Uniswap (UNI)	399,616.8814	2,332,473	421,450.3048	5,712,570
USDC	-	4,461,378		251,357
USDT	-	18,098,752		5,271,542
Litecoin (LTC)	11,073.8030	851,800	541.8400	56,378
Dogecoin (DOGE)	56,534,119.7635	6,828,612	17,545,096.4535	5,708,209
Cosmos (ATOM)	12,005.8560	23,143	735.9223	4,605
Avalanche (AVAX)	461,501.5177	5,740,226	125,979.5440	4,612,185
Polygon (POL)	304,295.6891	31,088	183,654.4400	82,957
Ripple (XRP)	21,146,529.3119	39,186,475	17,223,963.4000	36,437,139
Enjin (ENJ)	576,307.9792	15,849	127,360.9806	27,938
Tron (TRX)	663,171.3819	187,723	341,529.3057	89,013
Terra Luna (LUNA)	141,177.2041	13,436	205,057.0760	-
Shiba Inu (SHIB)	20,643,542,012.0300	143,214	142,074,547.6000	2,995
Pyth Network (PYTH)	4,935,058.3767	280,805	3,444,248.6000	876,946
AAVE (AAVE)	4,429.5388	652,127	2,333.3875	735,390
Algorand (ALGO)	1,380,335.0800	153,904	90,930.8700	30,180
Aptos Mainnet (APT)	517,026.2356	875,222	287,849.7000	2,565,403
Arweave (AR)	64,940.4200	223,096	14,202.0100	234,942
Aerodome (AERO0X91)	2,113,572.4104	917,924	-	-
Arbitrum (ARB)	1,489,777.0200	280,923	24.0000	17
Bitcoin Cash (BCH)	860.1464	511,921	25.4800	11,075
Core (CORE)	12,500,445.6036	1,377,549	3,995,185.7910	4,300,418
Curve DAO Token (CRV)	3,939,395.2500	1,442,868	10,295.1200	9,307
EOS (EOS)	1,513.8200	1,181	13,419.9100	10,374
Europa Coin (EURC)	605,795.2800	708,780	-	-
Fetch.ai (FET)	4,619,586.9000	946,091	561,613.1000	732,400
Filecoin (FIL)	83,678.3922	109,612	8,471.8100	41,952
Sonic (FTM)	-	-	1,342,653.2600	937,490
The Graph (GRT)	542,238.9100	18,229	1,620.3700	323
Hedera (HBAR)	76,729,676.9089	8,317,073	49,611,593.1918	13,883,790
Internet Computer (ICP)	1,778,949.0942	4,866,716	1,436,614.1074	14,543,861
Immutable (IMX)	274,878.9400	61,176	10,992.0200	14,345
Injective (INJ)	335,577.3200	1,463,990	56,329.4200	1,136,125
Jupiter (JUP)	3,089,314.6000	583,880	499,299.1000	423,006
Kusama (KSM)	470.3390	3,198	470.3400	15,540
Lido DAO (LDO)	513,196.1600	300,384	36,961.1000	68,633
Chainlink (LINK)	347,418.3828	4,295,173	239,057.7313	4,932,495
NEAR Protocol (NEAR)	1,701,315.2684	2,553,372	1,300,877.8800	163
Optimism (OP)	173,791.6300	46,248	15,436.4300	6,609,639
MANTRA (OM)	453,091.4000	31,807	-	27,245
Pendle (PDL)	182,478.7000	343,772	31,265.4000	159,454
Quant (QNT)	1,014.7880	71,156	1,086.7000	114,864
Ripple USD (RLUSD)	50,126.0000	50,126	-	-
RENDERSOL (RNDR)	1,703,278.0201	2,193,856	162,158.1000	1,127,499
THORChain (RUNE)	269,953.8000	151,768	91,192.7000	423,581
Sei Network (SEI1)	16,419,686.8978	1,848,857	2,078,991.0000	851,347
SKY Governance Token (SKY)	645,038.0000	37,735	-	-
Stacks (STX)	47,106.4000	11,744	203,450.0000	97,432
Sui (SUI)	14,683,690.6345	16,459,983	10,785,375.0000	45,866,964
SushiSwap (SUSHI)	135.0000	37	39,426.6800	53,068
Bittensor (TAO)	22,107.9024	4,906,095	9,851.6400	4,443,335
The TON Coin (TON)	454,318.1948	739,494	405,657.4300	2,266,408
Wormhole (W)	4,760,219.0000	157,563	722,403.0000	213,761
Tether Gold (XAUT6)	34.4628	149,372	-	-
dogwifhat (WIF)	56,581.9600	15,277	-	-
Worldcoin (WLD2)	2,002,365.2100	969,345	49,314.1000	106,139
Stellar (XLM)	3,704,385.3200	753,012	140,437.4500	47,636
Tezos (XTZ)	14,912.2100	7,259	17,822.5100	22,902
StarkNet (STRK1)	2,990,189.0056	231,441	-	-
Sonic Labs (SONICLABS)	3,959,492.2712	300,086	-	-
Akash Network (AKT)	375,586.0011	135,737	-	-
Kaspa (KAS)	24,576,822.7965	1,064,176	-	-
Official Trump (TRUMP)	2,309.3700	10,891	-	-
Mantle (MNT)	259,308.9369	251,037	-	-
Story (IP)	5,951.7992	10,187	-	-
Crypto.com (CRO)	1,453,014.1410	132,805	-	-
Hyperliquid (HYPE)	32,103.2182	830,677	-	-
OKB (OKB)	276.2829	30,051	-	-
IOTA (IOTA)	1,233,469.0000	102,131	-	-
Ondo (ONDO)	1,711,993.3233	634,291	-	-
Theta Token (THETA)	100,410.4000	26,749	-	-
Celestia (TIA)	111,295.8400	52,209	-	-
Flare (FLR)	3,689,429.0635	39,108	-	-
Pi Network (PI)	126,934.2148	25,895	-	-
Ethna (ENA)	1,686,126.1900	340,092	-	-
Four (FORM)	31,111.1000	10,777	-	-
Virtuals Protocol (VIRTUAL)	1,776,320.7111	1,179,832	-	-
VeChain (VET)	4,978,553.8000	52,773	-	-
Penut the Squirrel (PNUT)	445,601.2200	30,657	-	-
Pepe (PEPE)	40,164,090,458.7000	24,082	-	-
Zcash (ZEC)	-	32,569	-	-
Other Coins	1,903,696,977.2146	42,722	145,501.2142	26,475
Current		482,763,021		555,499,721
Clover (CLV)	-	-	500,000.0000	31,910
Solana (SOL)	196,500.0000	24,471,703	-	-
SUI (SUI)	8,327,991.5556	8,289,840	-	-
Wilder World (WILD)	-	-	148,810.0000	99,465
Other Coins	271,406,137.0826	62,367	130,458,836.6519	207,804
Long-Term		32,823,910		339,179
Total Digital Assets		515,586,931		555,838,900
	December 31, 2025 $	December 31, 2024 $
Current digital assets
Digital assets	356,450,053	276,853,787
Digital assets loaned	87,326,227	38,618,758
Digital assets staked	38,986,741	240,031,645
Total current digital assets	482,763,021	555,504,190
Non-current digital assets
Digital assets	62,367	334,710
Digital assets loaned	32,761,543	-
Total non-current digital assets	32,823,910	334,710
Total digital assets	515,586,931	555,838,900

In addition to the above noted digital assets, the Company has the following equity investments at fair value through profit and loss (“FVTPL”). See Note 7 for further details.

	December 31, 2025
	Current		Long Term		Total
	Quantity	Amount	Quantity	Amount	Quantity	Amount
Fund A - Solana (SOL)	192,949.9577	$19,860,832	220,396.5353	$22,685,979	413,346.4930	$42,546,811
Fund A - Avalanche (AVAX)	503,720.0812	$5,253,822	232,861.4009	$2,428,755	736,581.4821	$7,682,577
		$25,114,654		$25,114,734		$50,229,388
Fund B - Solana (SOL)	470,185.9000	$50,297,302	294,049.0000	$31,455,370	764,234.9000	$81,752,672
		$50,297,302		$31,455,370		$81,752,672
Total		$75,411,956		$56,570,104		$131,982,060

	December 31, 2024
	Current		Long Term		Total
	Quantity	Amount	Quantity	Amount	Quantity	Amount
Fund A - Solana (SOL)	216,379.2216	$30,886,684	244,331.9458	$34,876,748	460,711.1675	$65,763,432
Fund A - Avalanche (AVAX)	223,905.1900	$6,020,811	707,540.4100	$19,025,762	931,445.6000	$25,046,572
		$36,907,495		$53,902,510		$90,810,004
Fund B - Solana (SOL)	626,365.7000	$89,409,506	540,869.9000	$77,205,553	1,167,235.6000	$166,615,059
Total		$126,317,001		$131,108,063		$257,425,063

The continuity of digital assets for the years ended December 31, 2025 and 2024 is as follows:

	December 31, 2025	December 31, 2024
Opening balance	$555,838,900	$370,469,700
Digital assets acquired	273,427,760	401,118,676
Digital assets disposed	(87,878,518)	(514,217,138)
Digital assets earned from staking, lending and fees	13,072,141	26,075,437
Realized gain (loss) on digital assets	48,283,105	306,744,937
Net change in unrealized gains and losses on digital assets	(282,272,597)	(34,372,022)
Settlement of Genesis loan	(6,100,598)	-
Digital assets transferred in from (out to) equity investments at FVTPL	2,749,352	-
Foreign exchange gain (loss) / Fees / Other	(1,532,614)	19,310
	$515,586,931	$555,838,900

Digital assets held by counterparty for the years ended December 31, 2025 and 2024 area as follows:

	December 31, 2025	December 31, 2024
Counterparty A	$41,304,262	$6,918,688
Counterparty B	-	-
Counterparty C	3,460,154	719,776
Counterparty D	-	-
Counterparty E	1,492,892	7,007,055
Counterparty F	25,061,967	6,809,705
Counterparty H	171,980,818	58,438,204
Counterparty K	218,232,056	125,188,614
Counterparty M	4,954,135	3,787,814
Other	1,451,800	1,942,823
Self custody	47,648,847	345,026,221
Total	$515,586,931	$555,838,900

Digital Assets held by lenders

The Company has a loan payable to Global Capital LLC (“Genesis”) for which Genesis holds digital assets as collateral against the loan. In prior periods, the digital assets and the loan payable were recorded separately on the statement of financial period. The Company has a loan payable to Genesis for which Genesis held digital assets as collateral. The digital assets and loan payable were previously recorded gross on the balance sheet at $6,100,598 and $6,100,598, respectively, with the digital assets being written down to the value of the loan payable. After the approval of the motion on June 26, 2024, the Company obtained the legally enforceable right to set off the digital assets being held as collateral against the loan payable. As a result, the Company has netted the asset and liability on the statement of financial position, reducing both the Company’s digital assets and loan payable by $6,100,598, which represents the principal amount of the loan plus interest..

Following the court approved set-off, the remaining exposure for the Genesis loan is 68 BTC. Considering Genesis’ low credit quality due to its bankruptcy, the Company has applied a loss rate approach of 75% to calculate it’s expected credit loss on digital assets held by Genesis based on management’s best estimate. The expected credit loss of $4,478,675 on these 68 BTC has been recorded under realized and net change in unrealized (loss) gain on digital assets in the consolidated statement of income.

As of December 31, 2025, digital assets held by lenders as collateral consisted of the following:

	Number of coins on loan	Fair Value
Bitcoin (BTC)	67.9793	$1,492,892
Total	67.9793	$1,492,892

As of December 31, 2024, digital assets held by lenders as collateral consisted of the following:

	Number of coins on loan	Fair Value
Bitcoin (BTC)	365.4480	7,007,055
Total	365.4480	7,007,055

As at December 31, 2024, the 365.4480 Bitcoin held by Genesis as collateral against a loan has been written down to $7,007,055, the fair value of the loan and interest held with Genesis.

In the normal course of business, the Company enters into open-ended lending arrangements with certain financial institutions, whereby the Company loans certain fiat and digital assets in exchange for interest income. The Company can demand the repayment of the loans and accrued interest at any time. The digital assets on loan are included in digital assets balances above.

Digital Assets loaned

As of December 31, 2025, the Company loaned select digital assets to borrowers at annual rates ranging from approximately 1.98% to 12.00% and accrued interest on a monthly basis. The digital assets on loan are measured at fair value through profit and loss.

As of December 31, 2024, the Company loaned select digital assets to borrowers at annual rates ranging from approximately 3.25% to 5.5% and accrued interest on a monthly basis. The digital assets on loan are measured at fair value through profit and loss.

As of December 31, 2025, digital assets on loan consisted of the following:

	Number of coins on loan	Fair Value	Fair Value Share
Bitcoin (BTC)	420.0000	36,894,425	31%
Ethereum (ETH)	8,000.0000	23,879,570	20%
Solana (SOL)	326,500.0000	40,661,634	34%
SUI (SUI)	18,737,981.0000	18,652,141	16%
Total	19,072,901.0000	120,087,770	100%

As of December 31, 2024, digital assets on loan consisted of the following:

	Number of coins on loan	Fair Value
Current
Bitcoin (BTC)	120.0000	11,379,938
Ethereum (ETH)	8,000.0000	27,238,820
Total current digital assets on loan	8,120.0000	38,618,758
Total	8,120.0000	38,618,758

The digital assets loaned are classified as follows:

	Number of coins
	on loan	Fair Value
Current
Bitcoin (BTC)	420.0000	36,894,425
Ethereum (ETH)	8,000.0000	23,879,570
Solana (SOL)	130,000.0000	16,189,931
SUI (SUI)	10,409,989.4444	10,362,301
Total current digital assets on loan	10,548,409.4444	87,326,227
Long-Term
Solana (SOL)	196,500.0000	24,471,703
SUI (SUI)	8,327,991.5556	8,289,840
Total long-term digital assets on loan	8,524,491.5556	32,761,543
Total	19,072,901.0000	120,087,770

As of December 31, 2025, the digital assets on loan by significant borrowing counterparty is as follow:

	Interest rates	Number of coins on loan	Fair Value	Geography	Fair Value Share
Counterparty A	12%	326,500.0000	40,661,634	Grand Cayman	34%
Counterparty F	1.94% - 4.75%	18,739,981.0000	24,622,033	UAE	21%
Counterparty H	3.75% - 4.5%	6,420.0000	54,804,103	Switzerland	46%
Total		19,072,901.0000	120,087,770		100%
Current
Counterparty A		130,000.0000	16,189,931	Grand Cayman	13%
Counterparty F		10,411,989.4444	16,332,193	UAE	14%
Counterparty H		6,420.0000	54,804,103	Switzerland	46%
Total current digital assets on loan		10,548,409.4444	87,326,227		73%
Long-term
Counterparty A		196,500.0000	24,471,703	Grand Cayman	20%
Counterparty F		8,327,991.5556	8,289,840	UAE	7%
Total long-term digital assets on loan		8,524,491.5556	32,761,543		27%
Total loaned digital assets		19,072,901.0000	120,087,770		100%

As of December 31, 2024, the digital assets on loan by significant borrowing counterparty is as follow:

	Interest rates	Number of coins on loan	Fair Value	Geography	Fair Value Share
Current
Counterparty F	4.75%	2,000.0000	6,809,705	UAE	18%
Counterparty H	3.25% to 5.50%	6,120.0000	31,809,053	Switzerland	82%
Total current digital assets on loan		8,120.0000	38,618,758		100%
Total		8,120.0000	38,618,758		100%

The Company’s digital assets on loan are exposed to credit risk. The Company limits its credit risk by placing its digital assets on loan with high credit quality financial institutions that have sufficient capital to meet their obligations as they come due and on which the Company has performed internal due diligence procedures. The Company’s due diligence procedures may include, but are not limited to, review of the financial position of the borrower, review of the internal control practices and procedures of the borrower, review of market information, and monitoring the Company’s risk exposure thresholds. Digital asset loan receivables are assessed for expected credit losses under IFRS 9 using a loss-rate approach. Counterparty A is subject to a 1% Stage 1 expected credit loss, driven by the recall penalty. The $248,000 ECL on these coins has been expensed to bad debt expense. Counterparty H is not subject to any expected credit loss due to its recallability without penalty. The Company does not hold any collateral or other credit enhancements related to these loans.

The fair value of the SUI digital assets on loan include a discount for lack of marketability since the SUI coins are locked and not freely transferrable as at December 31, 2025. These coins unlock intermittently through April 2028. The DLOM was determined using the Finerty model. The model works by treating this loss of marketability as the equivalent of a European put option, which provides protection against price declines during the period the assets cannot be sold. By estimating the value of such a hypothetical put option, based on factors like the underlying stock price, volatility, risk-free rate, and expected holding period. No separate ECL was recorded for the SUI digital assets as management feels that any relevant default risk is captured in the fair value assumptions of the digital assets. The SUI digital assets are considered a level 3 in the financial instrument hierarchy (Note 23).

Borrower	Asset	Quantity	Current	Non-current	Gross Total	ECL	Net Total
Counterparty A	SOL	326,500.00	16,189,931	24,719,701	40,909,632	(248,000)	40,661,632
Counterparty H	BTC	420.00	36,894,425	-	36,894,425	-	36,894,425
Counterparty H	ETH	6,000.00	17,909,678	-	17,909,678	-	17,909,678
Counterparty F	ETH	2,000.00	5,969,893	-	5,969,893	-	5,969,893
Counterparty F	SUI	18,737,981.00	10,362,301	8,289,841	18,652,142	-	18,652,142
			87,326,228	33,009,542	120,335,770	(248,000)	120,087,770

As of December 31, 2025, the Company has staked select digital assets to borrowers at annual rates ranging from approximately 1.24% to 14.93% and accrue rewards as they are earned. The digital assets staked are measured at fair value through profit and loss. As of December 31, 2024, the Company has staked select digital assets to borrowers at annual rates ranging from approximately 2.95% to 9.70% and accrue rewards as they are earned. The digital assets staked are measured at fair value through profit and loss. As of December 31, 2024, the Bitcoin staked digital assets were locked up until January 2025.

As of December 31, 2025, digital assets staked consisted of the following:

	Number of coins staked	Fair Value	Fair Value Share
Ethereum (ETH)	128.0536	376,190	1%
Bitcoin (BTC)	300.0000	26,747,151	69%
Cardano (ADA)	43,639.3760	15,470	0%
Core (CORE)	12,017,441.5404	1,325,524	3%
Polkadot (DOT)	2,595,690.3230	4,762,573	12%
Solana (SOL)	0.5094	64	0%
Hyperliquid (HYPE)	25,600.4618	662,417	2%
Hedera (HBAR)	22,663,998.5645	2,463,577	6%
Internet Computer (ICP)	970,082.8229	2,633,775	7%
Total	38,316,881.6517	38,986,741	100%

As of December 31, 2024, digital assets staked consisted of the following:

	Number of coins staked	Fair Value	Fair Value Share
Bitcoin	1,803.0000	170,996,662	71%
Cardano	57,965,439.1383	50,371,939	21%
Ethereum	32.0000	108,955	0%
Core	3,415,479.8499	3,676,423	2%
Polkadot	1,941,230.3100	13,244,432	6%
Solana	10,526.4620	1,633,234	1%
Total	63,334,510.7602	$240,031,645	100%

As of December 31, 2025, the digital assets staked by significant borrowing counterparty is as follow:

	Interest rates	Number of coins staked	Fair Value	Geography	Fair Value Share
Counterparty H	2.76% - 7.67%	23,634,179.8442	5,097,352	Switzerland	13%
Counterparty M	2.87%	32.0023	95,663	United States	0%
Self custody	2.3% - 14.28%	14,682,669.8053	33,793,726	Switzerland	87%
Total		38,316,881.6517	38,986,741		100%

As of December 31, 2024, the digital assets staked by significant borrowing counterparty is as follow:

	Interest rates	Number of coins staked	Fair Value	Geography	Fair Value Share
Counterparty B	2.95%	57,965,407.1383	50,371,939	Switzerland	21%
Counterparty M	4.00%	32.0000	108,955	United States	0%
Self custody	3.00% to 8.02%	5,369,071.6219	189,550,751	Switzerland	79%
Total		63,334,510.7602	240,031,645		100%

The Company’s digital assets staked are exposed to market risk, liquidity risk, lockup duration risk, loss or theft of assets and return duration risk. These risks include:

a)	Ethereum and Polkdot staking exposes the Company to an unbounding period liquidity restriction (approximately 28 days), during which time the tokens remain locked and do not earn rewards once unbounding has commenced.

b)	Polkadot, CORE and Hype staking may expose the Company to validator misconduct risk

c)	Bitcoin staking involves timelock risk, such that the coins are locked until expiry of the timelock and require a redemption transaction after expiry.

d)	BTC staking is described by the protocol as self-custodied with no wrapping, bridging or smart contract exposure.

The Company places allocation limits by counterparty and only deals with high credit quality financial institutions that are believed to have sufficient capital to meet their obligations as they come due and on which the Company has performed internal due diligence procedures. The Company’s due diligence procedures may include, but are not limited to, review of the financial position of the counterparty, review of the internal control practices and procedures of the counterparty, review of market information, and monitoring the Company’s risk exposure thresholds. As of December 31, 2025 and 2024, the Company does not expect a material loss on any of its digital assets staked. While the Company intends to only transact with counterparties that it believes to meets the Company staking policy criteria, there can be no assurance that a counterparty will not default and that the Company will not sustain a material loss on a transaction as a result.